Series A Preferred Shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Series A Preferred Shares.
Series A Preferred Shares

Note 13. Series A Preferred Shares

In connection with the Transaction, the Company issued 23,587,952 Westrock Series A Preferred Shares, which rank senior to the Common Shares with respect to dividend rights and/or distribution rights upon the liquidation, winding up or dissolution, as applicable, of Westrock. Each holder of Westrock Series A Preferred Shares is entitled to vote, on an as-converted basis, as a single class with the holders of Common Shares and the holders of any other class or series of capital stock of Westrock then entitled to vote with the Common Shares on all matters submitted to a vote of the holders of Common Shares.

The initial liquidation preference of Westrock Series A Preferred Shares is $11.50 per share, plus any declared but unpaid dividends and subject to accretion under certain circumstances. In the event of our liquidation, dissolution or winding up, holders of Westrock Series A Preferred Shares are entitled to receive, per Westrock Series A Preferred Share, the greater of (a) the liquidation preference and (b) the amount such holder would have received had they converted their Westrock Series A Preferred Shares into Common Shares immediately prior to such liquidation event.

Holders of Westrock Series A Preferred Shares may voluntarily convert their Westrock Series A Preferred Shares into a whole number of Common Shares at any time at a rate equal to the quotient of (a) the liquidation preference as of the applicable conversion date, divided by (b) the conversion price as of the applicable conversion date, which is currently $11.50 per Westrock Series A Preferred Share, plus cash in lieu of fractional shares. The initial conversion price of $11.50 per Westrock Series A Preferred Share is subject to customary adjustments for the issuance of Common Shares as a dividend or distribution to the holders of Common Shares, a subdivision or combination of the Common Shares, reclassification of the Common Shares into a greater or lesser number of Common Shares, certain tender or exchange offers for the Common Shares, and issuances of Common Shares below a specified price.

After February 26, 2028 (i.e., the five and a half year anniversary of the Closing), any holder of Westrock Series A Preferred Shares may require Westrock to redeem all or any whole number of such holder’s Westrock Series A Preferred Shares in cash, subject to applicable law and the terms of any credit agreement or similar arrangement pursuant to which a third-party lender provides debt financing to Westrock or its subsidiaries, at a redemption price per share equal to the greater of (a) the liquidation preference and (b) the product of (i) the number of Common Shares that would have been obtained from converting one Westrock Series A Preferred Share on the redemption notice date and (ii) the simple average of the daily volume weighted average price per Common Share for the ten trading days ending on and including the trading day immediately preceding the redemption notice date.

At any time after February 26, 2028 (i.e., the five and a half year anniversary of the date of Closing), Westrock may redeem, ratably, in whole or, from time to time in part, the Westrock Series A Preferred Shares of any holder then outstanding at the redemption price in cash, equal to the greater of (i) the liquidation preference and (ii) the product of (x) the number of Common Shares that would have been obtained from converting one Westrock Series A Preferred Share on the date of the exercise of such call is notified by Westrock (including fractional shares for this purpose) and (y) the simple average of the daily volume weighted average price per Common Share for the ten trading days ending on and including the trading day immediately preceding the date of the exercise of such call by Westrock. The redemption price for the Westrock Series A Preferred Shares held by controlled affiliates of Brown Brothers Harriman & Co. (“BBH Investors”) may not be less than the $18.50 per Westrock Series A Preferred Share (subject to adjustments); provided that, Westrock may redeem such shares in such a case if it pays an incremental price per share on the redemption date to the BBH Investors equal to the difference between $18.50 (subject to adjustments) and the redemption price otherwise.

Upon issuance, the Westrock Series A Preferred Shares were recorded on our Condensed Consolidated Balance Sheets at fair value. Subsequently, the Company will accrete changes in the redemption value from the date of issuance to the earliest redemption date (i.e., the five and a half year anniversary of the date of Closing) using the effective interest rate method. The accretion will be recorded as a deemed dividend, which adjusts retained earnings (or in the absence of retained earnings, additional paid-in capital) and earnings attributable to common shareholders in computing basic and diluted earnings per share. However, at no time will the Westrock Series A Preferred Shares be reported at a value less than its initial carrying value. For the three months ended March 31, 2023, the Company recorded $0.4 million of accretion with respect to the Westrock Series A Preferred Shares.

Note 13. Series A Preferred Shares

In connection with the Transaction, the Company issued 23,587,952 Westrock Series A Preferred Shares, which rank senior to the Common Shares with respect to dividend rights and/or distribution rights upon the liquidation, winding up or dissolution, as applicable, of Westrock. Each holder of Westrock Series A Preferred Shares is entitled to vote, on an as-converted basis, as a single class with the holders of Common Shares and the holders of any other class or series of capital stock of Westrock then entitled to vote with the Common Shares on all matters submitted to a vote of the holders of Common Shares.

The initial liquidation preference of Westrock Series A Preferred Shares is $11.50 per share, plus any declared but unpaid dividends and subject to accretion under certain circumstances. In the event of our liquidation, dissolution or winding up, holders of Westrock Series A Preferred Shares are entitled to receive, per Westrock Series A Preferred Share, the greater of (a) the liquidation preference and (b) the amount such holder would have received had they converted their Westrock Series A Preferred Shares into Common Shares immediately prior to such liquidation event.

Holders of Westrock Series A Preferred Shares may voluntarily convert their Westrock Series A Preferred Shares into a whole number of Common Shares at any time at a rate equal to the quotient of (a) the liquidation preference as of the applicable conversion date, divided by (b) the conversion price as of the applicable conversion date, which is currently $11.50 per Westrock Series A Preferred Share, plus cash in lieu of fractional shares. The initial conversion price of $11.50 per Westrock Series A Preferred Share is subject to customary adjustments for the issuance of Common Shares as a dividend or distribution to the holders of Common Shares, a subdivision or combination of the Common Shares, reclassification of the Common Shares into a greater or lesser number of Common Shares, certain tender or exchange offers for the Common Shares, and issuances of Common Shares below a specified price.

After February 26, 2028 (i.e., the five and a half year anniversary of the Closing), any holder of Westrock Series A Preferred Shares may require Westrock to redeem all or any whole number of such holder’s Westrock Series A Preferred Shares in cash, subject to applicable law and the terms of any credit agreement or similar arrangement pursuant to which a third-party lender provides debt financing to Westrock or its subsidiaries, at a redemption price per share equal to the greater of (a) the liquidation preference and (b) the product of (i) the number of Common Shares that would have been obtained from converting one Westrock Series A Preferred Share on the redemption notice date and (ii) the simple average of the daily volume weighted average price per Common Share for the ten trading days ending on and including the trading day immediately preceding the redemption notice date.

At any time after February 26, 2028 (i.e., the five and a half year anniversary of the date of Closing), Westrock may redeem, ratably, in whole or, from time to time in part, the Westrock Series A Preferred Shares of any holder then outstanding at the redemption price in cash, equal to the greater of (i) the liquidation preference and (ii) the product of (x) the number of Common Shares that would have been obtained from converting one Westrock Series A Preferred Share on the date of the exercise of such call is notified by Westrock (including fractional shares for this purpose) and (y) the simple average of the daily volume weighted average price per Common Share for the ten trading days ending on and including the trading day immediately preceding the date of the exercise of such call by Westrock. The redemption price for the Westrock Series A Preferred Shares held by controlled affiliates of Brown Brothers Harriman & Co. (“BBH Investors”) may not be less than the $18.50 per Westrock Series A Preferred Share (subject to adjustments); provided that, Westrock may redeem such shares in such a case if it pays an incremental price per share on the redemption date to the BBH Investors equal to the difference between $18.50 (subject to adjustments) and the redemption price otherwise.

Upon issuance, the Westrock Series A Preferred Shares were recorded on our Consolidated Balance Sheets at fair value. Subsequently, the Company will accrete changes in the redemption value from the date of issuance to the earliest redemption date (i.e., the five and a half year anniversary of the date of Closing) using the effective interest rate method. The accretion will be recorded as a deemed dividend, which adjusts retained earnings (or in the absence of retained earnings, additional paid-in capital) and earnings attributable to common shareholders in computing basic and diluted earnings per share. However, at no time will the Westrock Series A Preferred Shares be reported at a value less than its initial carrying value. For the year ended December 31, 2022 the Company recorded $1.3 million of accretion with respect to the Westrock Series A Preferred Shares.